PROPERTY, PLANT AND EQUIPMENT - Net book value (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	₽ 311,250
Property, plant and equipment at end of period	312,509	₽ 311,250
Amount of compensation from third parties	2,927	2,403	₽ 1,510
Network and base station equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	213,862
Property, plant and equipment at end of period	210,019	213,862
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	29,240
Property, plant and equipment at end of period	30,579	29,240
Office equipment, vehicles and other
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	33,072
Property, plant and equipment at end of period	33,740	33,072
Construction in progress and equipment for installation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	35,076
Property, plant and equipment at end of period	38,171	35,076
Gross Book Value
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	742,467	706,907	674,320
Additions	55,865	78,721	75,022
Arising on business combinations	394	6,383	588
Transfer to assets held for sale	(1,004)	(1,044)	(3,402)
Disposal	(25,402)	(50,161)	(43,400)
Disposal of Subsidiary	(1,793)		(332)
Other	(1,062)	163	736
Foreign exchange differences	125	1,498	3,375
Property, plant and equipment at end of period	769,590	742,467	706,907
Gross Book Value | Network and base station equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	591,758	575,108	560,599
Additions	1,748	2,432	(173)
Transferred into use	39,096	57,666	53,005
Arising on business combinations	289	973	578
Transfer to assets held for sale	(978)	(992)	(2,890)
Disposal	(22,082)	(44,394)	(38,293)
Other	(2,948)	(341)	(4)
Foreign exchange differences	937	1,306	2,286
Property, plant and equipment at end of period	607,820	591,758	575,108
Gross Book Value | Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	41,878	36,559	34,556
Additions	68	38	434
Transferred into use	1,965	748	1,317
Arising on business combinations		4,601	4
Transfer to assets held for sale		(1)	(475)
Disposal	74	(559)	(447)
Disposal of Subsidiary	(840)
Other	540	482	675
Foreign exchange differences	(438)	10	495
Property, plant and equipment at end of period	43,247	41,878	36,559
Gross Book Value | Office equipment, vehicles and other
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	73,755	66,087	57,269
Additions	419	801	729
Transferred into use	9,426	11,499	12,286
Arising on business combinations	91	605	6
Transfer to assets held for sale	(26)	(24)	(34)
Disposal	(3,267)	(5,542)	(4,405)
Disposal of Subsidiary	(953)		(314)
Other	1,280	159	30
Foreign exchange differences	(373)	170	520
Property, plant and equipment at end of period	80,352	73,755	66,087
Gross Book Value | Construction in progress and equipment for installation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	35,076	29,153	21,896
Additions	53,630	75,450	74,032
Transferred into use	(50,487)	(69,913)	(66,608)
Arising on business combinations	14	204
Transfer to assets held for sale		(27)	(3)
Disposal	(127)	334	(255)
Disposal of Subsidiary			(18)
Other	66	(137)	35
Foreign exchange differences	(1)	12	74
Property, plant and equipment at end of period	38,171	35,076	29,153
Accumulated amortisation and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(431,217)	(422,103)	(408,841)
Charge for the year	(53,928)	(53,139)	(50,069)
Transfer to assets held for sale	922	1,263	2,038
Disposal	25,208	43,722	37,566
Disposal of Subsidiary	1,569		236
Other	(973)	174	(172)
Foreign exchange differences	1,338	(1,134)	(2,861)
Property, plant and equipment at end of period	(457,081)	(431,217)	(422,103)
Accumulated amortisation and impairment | Network and base station equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(377,896)	(372,242)	(362,006)
Charge for the year	(43,211)	(44,387)	(43,220)
Transfer to assets held for sale	899	1,247	1,899
Disposal	21,957	38,225	33,058
Other	210	277	(5)
Foreign exchange differences	240	(1,016)	(1,968)
Property, plant and equipment at end of period	(397,801)	(377,896)	(372,242)
Accumulated amortisation and impairment | Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(12,638)	(11,765)	(10,571)
Charge for the year	(1,167)	(1,204)	(1,153)
Transfer to assets held for sale		1	146
Disposal	(111)	435	343
Disposal of Subsidiary	794
Other	(20)	(99)	(133)
Foreign exchange differences	474	(6)	(397)
Property, plant and equipment at end of period	(12,668)	(12,638)	(11,765)
Accumulated amortisation and impairment | Office equipment, vehicles and other
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(40,683)	(38,096)	(36,264)
Charge for the year	(9,550)	(7,548)	(5,696)
Transfer to assets held for sale	23	15	(7)
Disposal	3,362	5,062	4,165
Disposal of Subsidiary	775		236
Other	(1,163)	(4)	(34)
Foreign exchange differences	624	(112)	(496)
Property, plant and equipment at end of period	₽ (46,612)	₽ (40,683)	₽ (38,096)